Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent Events
In January 2021, the Company, certain of its current and former directors and officers, underwriters and certain other parties were named as defendants in two putative securities class actions filed in the Supreme Court of the State of New York, County of New York and the U.S. District Court for the Eastern District of New York, respectively.
The actions are both purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the ADSs. Both actions allege that the Registration Statement dated January 16, 2020 contained material misstatements and/or omissions regarding the impact of COVID-19 on the Company in violation of the U.S. Securities Act of 1933. These actions remain in their preliminary stages. Additional complaints related to these claims may be filed in the coming months. The Company are currently unable to estimate the potential loss, if any, associated with the resolution of such lawsuits.